Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of reserves

(in €‘000)	Legal reserve for capitalized development costs	Foreign currency translation reserve	Total
As at January 1, 2019	2,561	—	2,561
Exchange differences on translation of foreign operations	—	3	3
Reclassification	2,028	—	2,028

As at December 31, 20 19	4,589	3	4,592
As at January 1, 2020	4,589	3	4,592
Exchange differences on translation of foreign operations	—	8	8
Reclassification	(777)	—	(777)
As at December 31, 2020	3,812	11	3,823

As at January 1, 2021	3,812	11	3,823
Exchange differences on translation of foreign operations	—	(14)	(14)
Reclassification	386	—	386
As at December 31, 2021	4,198	(3)	4,195